Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation
Share-based Compensation

15. Share-based compensation

Share Incentive Plan

On September 6, 2006, the Board of Directors of the Company approved the Pre-IPO Share Incentive Plan, which was subsequently supplemented and revised by obtaining the approval from the Board of Directors of the Company on June 19, 2007. According to the revised Share Incentive Plan, 32,145,000 Class B ordinary shares were reserved to be issued to any qualified employees, as determined by the Board. On July 4, 2008, the Company's shareholders approved the amendment to the Share Incentive Plan by changing the option expiry date to the earlier of (i) termination of service with the Company, or (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement. The amendment applies to share options granted after July 4, 2008.

On February 28, 2009, the Company's shareholders approved an amendment to the share incentive plan that effectively increased the number of Class B ordinary shares authorized for issuance under the share incentive plan by 10,000,000. On November 14, 2009, the Company's shareholders approved a further amendment to the share incentive plan that increased the number of Class B ordinary shares authorized for issuance under the share incentive plan to 44,645,000. In addition, the option expiry date was changed to the earlier of (i) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement, (ii) three months after the termination of service with us other than for disability or death, or (iii) one year after the termination of service with the Company due to disability or death. The amendment applies to share options granted after November 14, 2009.

On August 14, 2010, the Company's shareholders approved a 2010 Share Incentive Plan, under which 30,000,000 Class B ordinary shares have been reserved for future issuance.

Share Options

(1) Service-based share options

The Company granted 3,884,725, 640,800 and 6,569,700 serviced-based share options to its officers (including directors) and employees for the years ended December 31, 2008, 2009 and 2010, respectively. These awards generally vest over a four year term, the vesting schedule of each share option award is determined by the Board of Directors.

Share-based compensation expenses related to service-based share options of RMB20,032,193, RMB40,564,834 and RMB66,217,308 were recognized in the Consolidated Statements of Operations for the years ended December 31, 2008, 2009 and 2010, respectively, net of capitalized service-based compensation expenses. The unamortized compensation costs related to unvested awards not yet recognized were RMB166,143,193 as of December 31, 2010, adjusted for estimated forfeitures, and the weighted average period over which it would be recognized was 2.75 years. Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises for the years ended December 31, 2008, 2009 and 2010 were Nil, Nil and RMB1,184,528, respectively. Service-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2008, 2009 and 2010 were Nil, Nil and RMB1,413,056, respectively

In March 2009, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 16 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company would recognize a modification charge for the incremental compensation cost of RMB3,863,060 over the remaining vesting periods of two years to four years for the modified share options.

In August 2010, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 1,989 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company would recognize a modification charge for the incremental compensation cost of RMB13,552,762 over the remaining vesting periods of three years to four years for the modified share options.

The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2010, and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2010	12,953,205	0.58	2.67	94,723,244
Granted	6,569,700	4.85
Exercised	(1,294,595)	0.46
Forfeited or cancelled	(566,005)	3.84

Outstanding as of December 31, 2010	17,662,305	2.06	2.54	47,105,880

Vested and expected to vest as of December 31, 2010	17,040,936	2.01	2.51	46,274,400
Exercisable as of December 31, 2010	8,102,787	0.50	1.62	34,313,868

No option expired during years ended December 31, 2008, 2009 and 2010.

The weighted-average grant date fair value of options granted during the years ended December 31, 2008, 2009 and 2010 were RMB22.20 (US$3.14) per option, RMB19.59 (US$2.87) per option and RMB25.67 (US$3.79), respectively.

The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 were RMB114,194,367, RMB262,753,218 and RMB58,397,921, respectively. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares. The Company expects to issue new ordinary shares to satisfy share option exercises.

The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

For the years ended December 31,
	2008	2009	2010
Risk-free interest rates (%)(1)	2.22%-3.11%	1.80%-1.94%	0.96%-1.93%
Expected life (in years)(2)	3.33-3.96	3.61-3.65	3.51-4.26
Expected dividend yield(3)	—	—	—
Expected volatility (%)(4)	46.81%-53.80%	57.15%-57.55%	56.01%-57.59%

1.	The risk-free interest rate is based on the implied yield rates of China international bonds denominated in USD for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available. Otherwise, the risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or expectation of paying dividends on its common stock.
4.	The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date.

(2) Performance-based share options

The Company granted 5,345,105, 9,566,660 and 838,530 performance-based share options to its officers and employees for the years ended December 31, 2008, 2009 and 2010. These awards are generally vested over a four year term. The performance goals and vesting schedule of these awards are determined by the Board of Directors. For those awards, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date.

Share-based compensation expenses related to performance-based share options of RMB9,202,811, RMB36,679,268 and RMB30,101,115 were recognized in the Consolidated Statements of Operations for the years ended December 31, 2008, 2009 and 2010, respectively, net of capitalized performance-based compensation expenses The unamortized compensation costs related to the unvested awards not yet recognized were RMB43,903,196 as of December 31, 2010, adjusted for estimated forfeitures and expected to vest performance-based options, and weighted average period over which it would be recognized was 2.32 years. Tax benefit realized from tax deductions associated with the Group's US employees' performance-based option exercises for the years ended December 31, 2008, 2009 and 2010 were Nil, Nil and RMB1,477,538 respectively. Performance-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2008, 2009 and 2010 were Nil, Nil and RMB524,675, respectively.

In March 2009, the Company's Board of Directors approved an option modification to adjust the exercise price and vesting schedules for certain outstanding performance-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 141 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company would recognize a modification charge for the incremental compensation cost of RMB8,996,087 over the remaining vesting periods of three years to four years for the modified options.

In August 2010, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding performance-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 24 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company would recognize a modification charge for the incremental compensation cost of RMB1,761,299 over the remaining vesting periods of three years to four years for the modified share options.

The summary of performance-based share options activities under the Share Incentive Plan as of December 31, 2010 and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2010	12,249,945	1.86	3.77	73,873,716
Granted	838,530	4.85
Exercised	(588,100)	1.82
Forfeited or cancelled	(1,812,980)	2.21

Outstanding as of December 31, 2010	10,687,395	2.03	2.90	28,821,035

Vested and expected to vest as of December 31, 2010	9,205,474	2.05	2.93	24,705,222
Exercisable as of December 31, 2010	1,683,368	2.19	2.80	4,272,520

No option expired during the years ended December 31, 2008, 2009 and 2010.

The weighted-average grant date fair value of options granted during the years ended December 31, 2008, 2009 and 2010 were RMB15.76 (US$2.23) per option, RMB6.06 (US$0.89) per option and RMB20.23 (US$2.99) per option, respectively. The Company expects to issue new ordinary shares to satisfy share option exercises.

The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 were Nil, RMB3,138,650 and RMB16,194,011. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares.

The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

For the years ended December 31,
	2008	2009	2010
Risk-free interest rates (%)(1)	2.22%-3.11%	1.49%-2.05%	0.96%-1.93%
Expected life (in years)(2)	3.33-3.96	3.51-4.59	3.64-4.26
Expected dividend yield(3)	—	—	—
Expected volatility (%)(4)	47.45%-53.80%	49.87%-57.75%	56.01%-57.18%

1.	The risk-free interest rate is based on the implied yield rates of China international bonds denominated in USD for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available. Otherwise, the risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with performance condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or expectation of paying dividends on its common stock.
4.	The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date.

Restricted Shares

In addition to share options, share-based compensation expenses arose from 6,928,570 restricted shares awarded by principal shareholders in September 2006 to the Chief Technology Officer. For purposes of recording compensation expense, this grant was treated as if it was awarded by the Company. The ordinary shares were awarded to the Chief Technology Officer for his contributions of certain management, technology and technological expertise since the inception of the Company. These ordinary shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These ordinary shares were not included in the Company's revised share incentive plan.

The Company granted 2,448,325 services-based restricted shares and 930,000 performance-based restricted shares to aggregate 619 of its officers and employees during the year ended December 31, 2008. Subsequently, the Company replaced these 3,378,325 restricted shares with stock options in December 2008. No incremental cost had to be recorded for this modification because the fair value of the options after modification was below the fair value of the restricted shares before modification. There were no service-based or performance-based restricted shares granted in 2009 and 2010.

Accordingly, share-based compensation expenses related to services-based restricted shares of RMB15,167,940, RMB644,691 and RMB466,980 were recognized in the Consolidated Statements of Operations for the years ended December 31, 2008, 2009 and 2010, respectively. Share-based compensation expense related to performance-based restricted shares were RMB5,496,887, Nil and Nil recognized in the Consolidated Statements of Operation for the years ended December 31, 2008, 2009 and 2010.

The summary of restricted share activities as of December 31, 2010 and changes during the year is presented below:

	Number of shares	Fair value per share at grant date
US$
Unvested as of January 1, 2010	1,299,106	0.06
Granted	—	—
Vested	(1,299,106)	0.06
Forfeited or cancelled	—	—

Unvested as of December 31, 2010	—	—

Expected to vest thereafter	—	—

As of December 31, 2010, there was no unrecognized compensation cost related to restricted shares.

The total fair value of shares vested for the years ended December 31, 2008, 2009 and 2010 were RMB55,168,226, RMB70,524,798 and RMB51,465,591, respectively.